FINANCIAL INSTRUMENTS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($)	Mar. 19, 2014 NOK	Oct. 31, 2012 NOK
Derivative [Line Items]
Financial instruments (short-term): at fair value		$ 0		$ 517
Derivative, Fair value [Abstract]
Liabilities		113,642		106,679
Assets		800		3,294
Interest rate swaps [Abstract]
Notional principal		804,800		1,094,100
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0		292
Derivative, Fair value [Abstract]
Liabilities		11,458		40,058
Assets		487		710
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0		225
Derivative, Fair value [Abstract]
Liabilities		2,897		1,565
Assets		313		2,584
Interest Rate Swap 1 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Notional principal		213,158
Notional principal, at maturity		$ 122,632
Fixed interest rate range, low end (in hundredths)		1.96%	1.96%
Fixed interest rate range, high end (in hundredths)		2.22%	2.22%
Interest Rate Swap 2 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Mar. 31, 2008
Maturity date		Aug. 31, 2018
Notional principal		$ 36,972
Notional principal, at maturity		$ 24,794
Fixed interest rate range, low end (in hundredths)		4.05%	4.05%
Fixed interest rate range, high end (in hundredths)		4.15%	4.15%
Interest Rate Swap 3 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Apr. 30, 2011
Maturity date		Dec. 31, 2018
Notional principal		$ 41,956
Notional principal, at maturity		$ 23,394
Fixed interest rate range, low end (in hundredths)		2.13%	2.13%
Fixed interest rate range, high end (in hundredths)		2.80%	2.80%
Interest Rate Swap 4 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		May 31, 2011
Maturity date		Jan. 31, 2019
Notional principal		$ 62,535
Notional principal, at maturity		$ 34,044
Fixed interest rate range, low end (in hundredths)		0.80%	0.80%
Fixed interest rate range, high end (in hundredths)		2.58%	2.58%
Interest Rate Swap 5 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Aug. 31, 2011
Maturity date		Aug. 31, 2021
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed interest rate range, low end (in hundredths)		2.50%	2.50%
Fixed interest rate range, high end (in hundredths)		2.93%	2.93%
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Liabilities		$ 87,642		63,083
Interest rate swaps [Abstract]
Notional principal	[1]	76,136	NOK 450,000,000
Cross Currency Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Fair value [Abstract]
Liabilities		11,645		$ 1,973
Interest Rate Swap 7 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Notional principal		$ 174,789
Notional principal, at maturity | NOK			NOK 153,804,000,000
Interest Rate Swap 8 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		May 31, 2012
Maturity date		Aug. 31, 2022
Notional principal		$ 154,100
Notional principal, at maturity		$ 79,733
Fixed interest rate range, low end (in hundredths)		1.76%	1.76%
Fixed interest rate range, high end (in hundredths)		1.85%	1.85%
Interest Rate Swap 9 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Notional principal		$ 73,938
Notional principal, at maturity		$ 69,713
Cross Currency Interest Rate Contract Two [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	[1]	Oct. 31, 2012
Maturity date	[1]	Oct. 31, 2017
Notional principal	[1]	$ 105,436	NOK 600,000,000
Fixed interest rate range, low end (in hundredths)	[1]	5.92%	5.92%
Fixed interest rate range, high end (in hundredths)	[1]	6.23%	6.23%
Interest Rate Swap 11 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Feb. 28, 2013
Maturity date		Dec. 31, 2017
Notional principal		$ 48,767
Notional principal, at maturity		$ 32,142
Fixed interest rate range, low end (in hundredths)		0.81%	0.81%
Fixed interest rate range, high end (in hundredths)		0.82%	0.82%
Interest Rate Swap 12 [Member] | Not Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Mar. 31, 2013
Maturity date		Apr. 30, 2023
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed interest rate range, low end (in hundredths)		1.85%	1.85%
Fixed interest rate range, high end (in hundredths)		1.97%	1.97%
Cross Currency Interest Rate Contract 3 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019
Notional principal	[1]	$ 151,008	NOK 900,000,000
Fixed Interest Rate		6.03%	6.03%
Interest Rate Swap 14 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Dec. 28, 2016
Maturity date		Dec. 27, 2021
Notional principal		$ 108,375
Notional principal, at maturity		$ 70,125
Fixed interest rate range, low end (in hundredths)		1.86%	1.86%
Fixed interest rate range, high end (in hundredths)		3.33%	3.33%
Interest Rate Swap 15 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Jan. 06, 2017
Maturity date		Jan. 06, 2022
Notional principal		$ 110,500
Notional principal, at maturity		$ 70,125
Fixed interest rate range, low end (in hundredths)		1.56%	1.56%
Fixed interest rate range, high end (in hundredths)		3.09%	3.09%
Interest Rate Swap 16 [Member] | Designated as Hedging Instrument [Member]
Interest rate swaps [Abstract]
Inception date		Sep. 21, 2015
Maturity date		Mar. 21, 2022
Fixed Interest Rate		1.67%	1.67%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Derivative [Line Items]
Debt amount | NOK						NOK 600,000,000
NOK 900 Million Senior Unsecured Bonds [Member]
Derivative [Line Items]
Debt amount | NOK					NOK 900,000,000

[1]	These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.